Consolidated Statements of Operations and Comprehensive Income (Parenthetical) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Unrealized loss on available-for-sale debt securities, net of tax effect			¥ 319
Reclassification of unrealized loss on available-for-sale debt securities to net income when realized, net of tax effect		¥ 175